Earnings per Share	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Earnings per Share

9.Earnings per Share

Under the two-class method, net income, if any, is first reduced by the amount of dividends declared in respect of common shares for the current period, if any, and the remaining earnings are allocated to common shares and participating securities to the extent that each security can share the earnings assuming all earnings for the period are distributed. The net income allocated to Class A and Series C shares was based on an as converted basis utilizing the two-class method.

Earnings are only allocated to participating securities in a period of net income if, based on the contractual terms, the relevant common shareholders have an obligation to participate in such earnings. As a result, earnings are only be allocated to the Class A common shareholders and Series C preferred shareholders.

At June 30, 2020, there were 985,549 shares of restricted stock units granted and unvested as part of management’s equity incentive plan. At June 30, 2019, there were no unvested awards under any of the Company’s incentive plans, only Class A common shares and Series C preferred shares were participating securities.

	Six months ended June 30,
	2020	2019
Numerator:
Net income attributable to common shareholders	13,226	17,991
Undistributed income attributable to Series C participating preferred shares	(5,602)	(10,181)
Net income available to common shareholders, basic and diluted	7,624	7,810

Net income available to:
Class A, basic and diluted	7,624	7,810

Denominator:
Class A Common shares
Basic weighted average number of common shares outstanding	17,632,674	9,937,836
Plus weighted average number of RSUs with service conditions	97,954	74,606
Common share and common share equivalents, dilutive	17,730,628	10,012,442

Basic earnings per share:
Class A	0.43	0.79

Diluted earnings per share:
Class A	0.43	0.78

Series C Preferred Shares-basic and diluted earnings per share:
Undistributed income attributable to Series C participating preferred shares	5,602	10,181
Basic weighted average number of Series C Preferred shares outstanding, as converted	12,955,187	12,955,187
Plus weighted average number of RSUs with service conditions	71,970	97,259
Dilutive weighted average number of Series C Preferred shares outstanding, as converted	13,027,157	13,052,446
Basic earnings per share	0.43	0.79
Diluted earnings per share	0.43	0.78